Acquired Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired Intangible Assets and Goodwill
(6)	Acquired Intangible Assets and Goodwill

The intangible assets result from the excess of purchase price over the applicable book value of the net assets acquired of 50% owned subsidiaries in 2005.

The premium on purchased deposits was amortized on a straight-line basis over 7 years ending in 2012. Amortization was $112,000 and $396,000 for the years ended December 31, 2013 and 2012, respectively.

	In Thousands
	2014	2013
Goodwill:
Balance at January 1,	$4,805	4,805
Goodwill acquired during year	—	—
Impairment loss	—	—

Balance at December 31,	$4,805	4,805